Discontinued Operations (Details 1) - USD ($)	3 Months Ended
	Nov. 30, 2020	Nov. 30, 2019
Cash flows used in discontinued operating activities
Net income	$ 3,000	$ 51,344
Change in working capital	55,667	(97,742)
Net cash used in discontinued operating activities	58,667	(46,398)
Net cash provided by (used in) discontinued operations	$ 58,667	$ (46,398)